Financial Instruments - Value Measurement Method and Significant but not Observable Inputs for the Financial Assets Classified as Fair Value Hierarchy Level 3 (Detail) - Fair value [member] - Level 3 [member]
₩ in Millions
12 Months Ended
Dec. 31, 2019 KRW (₩)
Discounted cash flow [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 417,683
PeerGroupUsage [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	17,931
Asset value approach [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Available-for-sale financial assets	₩ 358,336
Available-for-sale financial assets [member] | Bottom of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	0.00%
Discount rate	6.00%
Price multiple	0.621
Available-for-sale financial assets [member] | Top of range [member]
Disclosure of significant unobservable inputs used in fair value measurement of assets [line items]
Growth rate	0.50%
Discount rate	18.40%
Price multiple	2.645